UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC, GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     November 14, 2007
     Todd B. Hammer      Boston, Massachusetts     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $1,080,480 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305    52980  5204320 SH       SOLE                  5204320
ALLEGHENY ENERGY INC           COM              017361106    60021  1148500 SH       SOLE                  1148500
ANNTAYLOR STORES CORP          COM              036115103    72496  2289100 SH       SOLE                  2289100
BARNES & NOBLE INC             COM              067774109    12845   364300 SH       SOLE                   364300
BEARINGPOINT INC               COM              074002106    50587 12490700 SH       SOLE                 12490700
BORDERS GROUP INC              COM              099709107    38361  2877800 SH       SOLE                  2877800
BRISTOW GROUP INC              COM              110394103    61941  1417100 SH       SOLE                  1417100
CHARMING SHOPPES INC           COM              161133103    29983  3569400 SH       SOLE                  3569400
ENDEAVOR ACQUISITION CORP      *W EXP 12/14/200 292577111     1466   284150 SH       SOLE                   284150
ESTERLINE TECHNOLOGIES CORP    COM              297425100    40089   702700 SH       SOLE                   702700
FIRST AMERN CORP CALIF         COM              318522307    51158  1397000 SH       SOLE                  1397000
MCDERMOTT INTL INC             COM              580037109    46292   856000 SH       SOLE                   856000
NRG ENERGY INC                 COM NEW          629377508    48274  1141500 SH       SOLE                  1141500
NEXCEN BRANDS INC              COM              653351106    17808  2650000 SH       SOLE                  2650000
OMNICARE INC                   COM              681904108    67191  2028100 SH       SOLE                  2028100
QUALCOMM INC                   COM              747525103    46909  1110000 SH       SOLE                  1110000
REPUBLIC AWYS HLDGS INC        COM              760276105    31357  1481200 SH       SOLE                  1481200
SILICON GRAPHICS INC           COM NEW          827056300     3070   155425 SH       SOLE                   155425
TAL INTL GROUP INC             COM              874083108    41679  1662500 SH       SOLE                  1662500
VALASSIS COMMUNICATIONS INC    COM              918866104    38099  4271200 SH       SOLE                  4271200
WINTHROP RLTY TR               SH BEN INT       976391102    20190  3000000 SH       SOLE                  3000000
AETNA INC NEW                  COM              00817Y108    53071   977900 SH       SOLE                   977900
AMERIPRISE FINL INC            COM              03076C106    56799   900000 SH       SOLE                   900000
GENTEK INC                     COM NEW          37245X203    15627   519500 SH       SOLE                   519500
MIRANT CORP NEW                COM              60467R100    38573   948200 SH       SOLE                   948200
QUADRAMED CORP                 COM              74730W101     7357  2563373 SH       SOLE                  2563373
RELIANT ENERGY INC             COM              75952B105    63104  2465000 SH       SOLE                  2465000
SPARK NETWORKS INC             COM              84651P100     5274  1318525 SH       SOLE                  1318525
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     7879  1125500 SH       SOLE                  1125500